Parent Company Only condensed Financial Information (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 3,026	$ 13,060	$ 13,554	$ 3,610	$ 7,787	$ 13,418
Prepaid expenses and other current assets	22,846	16,240		6,599
Amount due from subsidiaries				490
Total current assets	90,930	119,531		58,079
Non-current assets:
Total non-current assets	45,446	29,201		19,951
Total assets	136,376	148,732		78,030
Current liabilities:
Accrued expenses and other payables	16,425	12,163		7,634
Short-term bank and other borrowings	12,792	12,648		6,306
Total current liabilities	66,053	92,748		50,487
Total liabilities	83,198	101,727		64,519
Mezzanine equity:
Total mezzanine equity				68,862
Shareholders' (deficit) equity:
Additional paid-in capital	124,058	120,642		1,178
Accumulated deficit	(73,230)	(74,231)		(54,706)
Accumulated other comprehensive (loss) income	825	(507)		(2,626)	(1,149)	139
Total shareholders' (deficit) equity	53,178	47,005		(55,351)	(55,396)	(52,287)
Total liabilities, mezzanine equity and shareholders' equity	$ 136,376	148,732		78,030
Parent Company [Member]
Current assets:
Cash and cash equivalents		2		15	$ 10	$ 3,320
Prepaid expenses and other current assets		164		2
Amount due from subsidiaries		68,643		50,107
Total current assets		68,809		50,124
Non-current assets:
Investments in subsidiaries		(13,197)		(35,247)
Total non-current assets		(13,197)		(35,247)
Total assets		55,612		14,877
Current liabilities:
Accrued expenses and other payables		2,810		271
Short-term bank and other borrowings		5,000
Total current liabilities		7,810		271
Total liabilities		7,810		271
Mezzanine equity:
Total mezzanine equity				68,862
Shareholders' (deficit) equity:
Additional paid-in capital		120,642		1,178
Accumulated deficit		(72,333)		(52,808)
Accumulated other comprehensive (loss) income		(504)		(2,626)
Total shareholders' (deficit) equity		47,879		(54,256)
Total liabilities, mezzanine equity and shareholders' equity		$ 55,612		$ 14,877